Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current assets
Schedule of other non-current assets

	December 31,
	2024	2023

	(Euro, in thousands)
Non-current restricted cash	€1,985	€5,533
Non-current portion of upfront payment to NovAlix	2,580	4,656
Non-current portion of advance related to the NovAliX transaction	2,877	5,563
Other non-current assets	1,266	318
Total other non-current assets	€8,708	€16,070